Tax Status - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Tax Status [Line Items]
Tax advisory letter, date	Apr. 14, 2015
Tax determination letter, obtained	true
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember